Financial instruments (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Company	SQM S.A.
Notional amounts	$ 39,031	$ 282,914
Borrowing costs	(2,250)	(2,336)
Bank borrowings [Member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	82	199
Borrowing costs	0	0
Total	82	199
Bank borrowings [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	0	12
Bank borrowings [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	$ 82	$ 187
Bank borrowing One [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.
Country	Chile
Tax ID No.	O-E
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Country	USA
Currency or adjustment index	USD
Payment of interest	Upon maturity
Repayment	05/30/2023
Effective rate	1.00%
Nominal rate	1.36%
Bank borrowing Three [Member]
Financial instruments [Line Items]
Company	SQM S.A.	SQM S.A.
Country		Chile
Tax ID No.		Foreign
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Country		USA
Currency or adjustment index		US$
Repayment		Upon maturity
Borrowings Expiration Date		May 29, 2023
Effective rate		2.11%
Nominal rate		3.01%
Notional amounts	$ 0	$ 0
Current amounts	82	187
Borrowing costs	0	0
Total	82	187
Bank borrowing Three [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	0	0
Bank borrowing Three [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	$ 82	$ 187
Foreign Bank Borrowings One [Member]
Financial instruments [Line Items]
Tax ID No.		Foreign
Company		Nitratos Naturais do Chile
Country		Brazil
Tax ID No.		Foreign
Financial institution		Banco ITAU Brasil
Country		Brazil
Currency or adjustment index		BRL
Repayment		Upon maturity
Borrowings Expiration Date		Dec. 31, 2019
Effective rate		13.57%
Nominal rate		4.25%
Notional amounts		$ 0
Current amounts		12
Borrowing costs		0
Total		12
Foreign Bank Borrowings One [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts		0
Current amounts		12
Foreign Bank Borrowings One [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts		0
Current amounts		$ 0